Expense Example - Class K - BLACKROCK MULTI-ASSET INCOME PORTFOLIO - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 765